Nature of Operations - paragraph 3 (Details) account in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) employee account state branch	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Net finance receivables | $	$ 6,564	$ 6,578
Number of states in which entity operates | state	27
Minimum [Member]
Related Party Transaction [Line Items]
Number of Customer Accounts from which Finance Receivable Due | account	1.2
Number of branch offices, more than | branch	800
Entity Number of Employees | employee	3,500